Derivative Financial Instruments - Gain Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	$ 0	$ 0	$ (354)
Fair value hedge designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	16,401	4,790	(519)
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	831	392	(534)
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Installment
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	77	0	0
Fair value hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements - securities available for sale
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	15,493	4,398	15
Cash Flow Hedge Designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	0	(354)
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	(2,539)
Cash Flow Hedge Designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	0	125
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	(1,885)
Cash Flow Hedge Designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)	0	0	(479)
Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)	0	0	(654)
No hedge designation
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(2,754)	(3,684)	4,989
No hedge designation | Rate-lock mortgage loan commitments
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(3,196)	(4,880)	5,608
No hedge designation | Mandatory commitments to sell mortgage loans
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	383	873	(791)
No hedge designation | Interest rate swaption agreement
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	(186)	(2)	0
No hedge designation | Interest rate cap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	245	30	(57)
No hedge designation | Purchased options
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	(42)	(99)
No hedge designation | Written options
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	42	97
No hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	0	295	231
No hedge designation | Fixed Income Interest Rate | Pay-fixed interest rate swap agreements | Commercial
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	22,242	4,521	(6,059)
No hedge designation | Variable Income Interest Rate | Pay-fixed interest rate swap agreements
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	$ (22,242)	$ (4,521)	$ 6,059